Basis of Presentation & Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Assets Used to Compute Depreciation Using the Straight-line Method	Depreciation is recorded using the straight-line method over estimated useful lives as follows:

Buildings and improvements	10- 20 years
Leasehold improvements	Shorter of lease term or 15 years
Office furniture and equipment	7 years
Assets under capital lease	4 - 20 years
Computer equipment and software	3- 5 years
Vehicles	3- 6 years